Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Asset retirement obligations	Asset retirement obligations include the following activity during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
Balance at beginning of period	$205,965	$131,989
Liabilities incurred in the current period	9,607	8,842
Liabilities settled in the current period	(18,506)	(5,475)
Accretion of liability	16,792	9,888
Revisions in estimated cash flows	19,770	64,630
ChinaCo Deconsolidation (Note 7)	—	(8,883)
Effect of foreign currency exchange rate changes	(14,067)	4,974
Balance at end of period	219,561	205,965
Less: Current portion of asset retirement obligations	(421)	(113)
Total non-current portion of asset retirement obligations	$219,140	$205,852